UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Item 1. Reports to Stockholders.

Where discipline meets common sense.

Semi-Annual Report

February 28, 2015

Meritage Yield-Focus Equity Fund MPYEX/MPYIX

Meritage Growth Equity Fund MPGEX/MPGIX

Meritage Value Equity Fund MPVEX/MVEBX

913.345.7000	www.meritageportfoliofunds.com	7500 College Blvd., Suite 1212, Overland Park, KS 66210

At Meritage, we are value-driven investors. We buy stock in businesses when they i) score well in our comprehensive stock-ranking process (universe is global, all-cap and about 7,000 securities), and ii) are selling for less than we believe they are worth. Our value discipline is intended to provide a margin of safety and is one of our primary risk management tools, along with managing position sizes and diversification.

Dear Fellow Shareholders:

We completed our first full calendar year of operations in 2014, and the news flow regarding the investment environment was substantial and mixed, as is the case for most years. Key items included a plunging oil price in the second half, the Euro economy barely above recession levels, monetary authorities around the world with spigots full open, substantial currency devaluations against the U.S. dollar, and rising Middle East terrorism, to name a few. Through it all, U.S. and most key foreign markets performed pretty well. This is now the fourth longest United States bull market on record, and 2014 marked the third consecutive year of double-digit general stock market returns.

We think it is interesting to note that the strong market performance of the last few years has occurred against a backdrop of clearly subpar economic progress, which has occurred since the initial bounce-back from the “great recession” of ’08-’09. This highlights our belief that “top down” macro news based stock selection is especially challenging and a “low quality” source of added value. One of our key fundamental beliefs is that the highest quality source of excess returns available to equity investors is from “bottom-up” security selection. This is where a firm like ours, using a comprehensive, systematic decision making process, can add value by continuously searching for and investing in companies with unsustainably low valuations.

A specific discussion of each Fund and its performance is included in Management’s Discussion of Fund Performance.

In closing, thank you for your continued trust in us as stewards of your capital. We are invested alongside you in each of our funds and remain committed to delivering attractive risk-adjusted returns over full market cycles.

Sincerely,

Mark Eveans, CFA

President and Chief Investment Officer

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE – (Unaudited)

Meritage Growth Equity Fund

For the six months ended February 28, 2015, the Meritage Growth Equity Fund Institutional Class and Investors Class returned 8.00% and 7.89%, respectively. These returns compare to the Russell 1000 Growth Index benchmark of 8.46%, and the Lipper Large Cap Growth Index(1) return of 7.44% for the same time frame.

The returns generated by the Fund were positively influenced by three key factors when compared to the Russell 1000 Growth Index. First, the Fund benefitted from both an overweight and positive selection in its second largest sector, Industrials. Second, the Fund was significantly underweight the Energy sector, which experienced a sharp decline during the period. Third, Financials produced positive selection.

Negative influences included a substantial underweight in the Consumer Staples sector, a strong performer during the period. The Fund experienced “selection drag” in the Information Technology sector, its largest sector, where the Fund was equivalently weighted. Last, average cash was somewhat in excess of day-to-day needs.

Regarding specific issues, the strongest gainers in the period were Huntington Ingalls Industries, up 39.2%, Southwest Airlines, ahead 35.5%, Edwards Lifesciences Corporation, ahead 34.9%, and Celgene Corporation, up 30.1%.

Poorest performers were Sanmina-SCI Corporation, down 27.6%, and TrueBlue, Inc., which declined 24.9%.

As a value-centric and process driven manager, most sector differences as compared to the benchmark are a result of either an under or overweight of specific bottom-up valuation opportunities identified by our process, within that particular sector.

We expect a continuation of abnormally low interest rates and below average economic growth for the world’s leading economies. We believe many investors share our view and have correspondingly been willing to pay a premium for well-known growth names. This is where we part company with the crowd, however, as we expect the value discipline embedded in our growth approach will yield better results over full market cycles.

Meritage Value Equity Fund

For the six months ended February 28, 2015, the Meritage Value Equity Fund Institutional Class and Investors Class returned 5.07% and 5.00%, respectively. These returns compare to the Russell 1000 Value Index Benchmark return of 3.48%, and the Lipper Large Cap Value Index(1) return of 3.32% for the same time frame.

Compared to the Russell 1000 Value Index benchmark, the Value portfolio’s strong performance was positively influenced by the following: First, the Fund was significantly overweight in the Information Technology sector and selection here was good. Second, Healthcare, an overweight sector, had produced strong selection. Third, Industrials, approximately market weighted, also provided strong stock selection.

On the negative side, the Fund experienced some “selection drag” in the underweighted Financial sector, which is the largest sector within the benchmark. Second, average cash was somewhat in excess of day-to-day needs, and third, the Energy sector, while underweighted, had relatively poor price performance.

(1)	Lipper figures represent the average of total returns reported by all of the mutual funds designated by the Lipper, Inc. as falling in the category indicated. They do not reflect sales charges.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE – (Unaudited) (continued)

Regarding specific issues, our strongest gainers were Skyworks Solutions, Inc., up 55.4%, Cognizant Technology Solutions, ahead 42.2%, ICON plc, up 39.3%, and United Healthgroup Incorporated, ahead by 32.1%.

Poorest performers were National Oilwell Varco, Inc., down 39.2% and Nippon Telegraph and Telephone, which declined 22.3%.

As a value-centric and process driven manager, most sector differences as compared to the benchmark are the result of either an under or overweight of specific bottom-up valuation opportunities identified by our process, within that particular sector.

We expect a continuation of abnormally low interest rates and below average economic growth for the world’s leading economies. We believe many investors share our view and have correspondingly been willing to pay a premium for well-known stocks. This is where we part company with the crowd, however, as we expect the discipline imbedded in our value approach will yield better results over full market cycles.

Meritage Yield-Focus Equity Fund

For the six months ended February 28, 2015, the Meritage Yield-Focus Equity Fund Institutional Class and Investors Class declined 1.28% and 1.43%, respectively. These returns compare to the 3.39% total return for the Russell 3000 Value Index, a general market benchmark, but were substantially ahead of the Zacks Multi-Asset Income Index, a peer index, which declined 9.09% during this same time frame.

A founding premise of the Yield-Focus Equity Fund is to earn between 50-75% of the expected long-term equity return in the form of cash dividends and distributions. The strategy invests in six key types of equity asset classes – common stocks, master limited partnerships, real estate investment trusts, business development companies, convertible preferred stocks and, in rare situations, straight preferred stocks. The Meritage comprehensive security selection process searches globally for attractive yield franchises.

Regarding equity asset class performance, yield-driven common stocks and REITs were the strongest positive contributors. MLPs were the poorest performers.

As a perspective, the Russell 3000 Value Index is a long-term general purpose value-centric benchmark without specificity regarding the Fund’s distinct yield-focus style. The Zacks Multi-Asset Income Index has specific asset structure and distinguished dividend yield characteristics similar to the Fund.

Comparing sectors and selection versus the Peer Benchmark, the biggest contributors to the large positive performance spread were: (1) an overweight and positive stock selection for the largest sector in the benchmark, Financials; (2) a substantial underweight in the Energy sector, the benchmark’s second largest sector; and (3) a major overweight and positive selection in the Consumer Staples sector.

On the negative side, despite the significant sector underweight, remaining energy stocks also suffered in price. Also, the Utility sector in general took a breather, after a strong 2014, especially a couple of our non-U.S. holdings – E.ON SE (German) and Centrica plc (British).

Regarding specific issues, the strongest gainers included Altria Group, Inc., ahead by 33.6%, Reynolds American Inc., gaining 32.2%, Cato Corporation Class A, up 19.2%, and BGC Partners, Inc. Class A, gaining 23.2%.

The two poorest performers were both energy firms: Seadrill Partners LLC and Targa Resources Partners LP, down 59.3% and 39.3%, respectively.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE – (Unaudited) (continued)

As a value-centric and process driven manager, most sector differences compared to the benchmark are the result of either an under or overweight of specific bottom-up valuation opportunities identified by our process, within that particular sector.

We expect a continuation of abnormally low interest rates and below average economic growth for the world’s leading economies. We believe many investors share our view and have correspondingly been willing to pay a premium for well-known stocks. This is where we part company with the crowd, however, as we expect the discipline imbedded in our value approach will yield better results over full market cycles.

INVESTMENT RESULTS – (Unaudited)

Total Return

For the Periods Ended February 28, 2015*

Fund/Index	Six Months	1 Year	Average Annual Since Inception (12/23/13)
Meritage Growth Equity Fund – Institutional Class	8.00%	14.81%	15.18%
Russell 1000 Growth Index**	8.46%	16.24%	17.33%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated December 29, 2014, were 3.50% of average daily net assets (1.01% after fee waivers/expense reimbursements by the Adviser). The Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund through December 31, 2015, so that total annual fund operating expenses do not exceed 1.00% of the Fund’s average daily net assets. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”). This expense cap agreement may be terminated by the Board of Trustees (the “Board”) at any time. Additional information pertaining to the Fund’s expense ratios as of February 28, 2015 can be found in the financial highlights.

Total Return

For the Periods Ended February 28, 2015*

Fund/Index	Six Months	1 Year	Average Annual Since Inception (12/23/13)
Meritage Growth Equity Fund – Investor Class	7.89%	14.50%	14.82%
Russell 1000 Growth Index**	8.46%	16.24%	17.33%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated December 29, 2014, were 3.33% of average daily net assets (1.26% after fee waivers/expense reimbursements by the Adviser). The Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund through December 31, 2015, so that total annual fund operating expenses do not exceed 1.00% of the Fund’s average daily net assets. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”). This expense cap agreement may be terminated by the Board of Trustees (the “Board”) at any time. Additional information pertaining to the Fund’s expense ratios as of February 28, 2015 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-261-0104.

INVESTMENT RESULTS – (Unaudited) (continued)

The performance in the preceding tables reflects any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would be lower.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**	The Russell 1000 Growth Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-855-261-0104. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

INVESTMENT RESULTS – (Unaudited) (continued)

The chart above assumes an initial investment of $100,000 made on December 23, 2013 (commencement of Fund operations) and held through February 28, 2015. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 1000 Growth Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-855-261-0104. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

INVESTMENT RESULTS – (Unaudited) (continued)

Total Return

For the Periods Ended February 28, 2015*

Fund/Index	Six Months	1 Year	Average Annual Since Inception (12/23/13)
Meritage Value Equity Fund – Institutional Class	5.07%	12.86%	12.98%
Russell 1000 Value Index**	3.48%	13.48%	13.41%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated December 29, 2014, were 3.60% of average daily net assets (1.02% after fee waivers/expense reimbursements by the Adviser). The Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund through December 31, 2015, so that total annual fund operating expenses do not exceed 1.00% of the Fund’s average daily net assets. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”). This expense cap agreement may be terminated by the Board of Trustees (the “Board”) at any time. Additional information pertaining to the Fund’s expense ratios as of February 28, 2015 can be found in the financial highlights.

Total Return

For the Periods Ended February 28, 2015*

Fund/Index	Six Months	1 Year	Average Annual Since Inception (12/23/13)
Meritage Value Equity Fund – Investor Class	5.00%	12.70%	12.74%
Russell 1000 Value Index**	3.48%	13.48%	13.41%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated December 29, 2014, were 9.89% of average daily net assets (1.27% after fee waivers/expense reimbursements by the Adviser). The Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund through December 31, 2015, so that total annual fund operating expenses do not exceed 1.00% of the Fund’s average daily net assets. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”). This expense cap agreement may be terminated by the Board of Trustees (the “Board”) at any time. Additional information pertaining to the Fund’s expense ratios as of February 28, 2015 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-261-0104.

INVESTMENT RESULTS – (Unaudited) (continued)

The performance in the preceding tables reflects any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would be lower.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**	The Russell 1000 Value Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-855-261-0104. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

INVESTMENT RESULTS – (Unaudited) (continued)

The chart above assumes an initial investment of $100,000 made on December 23, 2013 (commencement of Fund operations) and held through February 28, 2015. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 1000 Value Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-855-261-0104. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

INVESTMENT RESULTS – (Unaudited) (continued)

Total Return

For the Periods Ended February 28, 2015*

Fund/Index	Six Months	1 Year	Average Annual Since Inception (12/23/13)
Meritage Yield-Focus Equity Fund – Institutional Class	-1.28%	7.60%	9.41%
Russell 3000 Value Index**	3.39%	12.70%	12.72%
Zacks Multi-Asset Income Index TR***	-9.09%	-2.67%	0.22%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated December 29, 2014, were 2.96% of average daily net assets (1.34% after fee waivers/expense reimbursements by the Adviser). The Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund through December 31, 2015, so that total annual fund operating expenses do not exceed 1.00% of the Fund’s average daily net assets. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”). This expense cap agreement may be terminated by the Board of Trustees (the “Board”) at any time. Additional information pertaining to the Fund’s expense ratios as of February 28, 2015 can be found in the financial highlights.

Total Return

For the Periods Ended February 28, 2015*

Fund/Index	Six Months	1 Year	Average Annual Since Inception (12/23/13)
Meritage Yield-Focus Equity Fund – Investor Class	-1.43%	7.35%	9.10%
Russell 3000 Value Index**	3.39%	12.70%	12.72%
Zacks Multi-Asset Income Index TR***	-9.09%	-2.67%	0.22%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated December 29, 2014, were 2.80% of average daily net assets (1.59% after fee waivers/expense reimbursements by the Adviser). The Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund through December 31, 2015, so that total annual fund operating expenses do not exceed 1.00% of the Fund’s average daily net assets. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”). This expense cap agreement may be terminated by the Board of Trustees (the “Board”) at any time. Additional information pertaining to the Fund’s expense ratios as of February 28, 2015 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-261-0104.

INVESTMENT RESULTS – (Unaudited) (continued)

The performance in the preceding tables reflects any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would be lower.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**	The Russell 3000 Value Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

***	The Zack’s Multi-Asset Income Index is comprised of approximately 125 to 150 securities selected, based on investment and other criteria, from a universe of domestic and international companies. The universe of securities within the Index includes U.S. listed common stocks and ADRs paying dividends, real estate investment trusts, MLPs, CEFs, Canadian royalty trusts and traditional preferred stocks. Individuals cannot invest directly in an Index.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-855-261-0104. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

INVESTMENT RESULTS – (Unaudited) (continued)

The chart above assumes an initial investment of $100,000 made on December 23, 2013 (commencement of Fund operations) and held through February 28, 2015. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 3000 Value Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Zack’s Multi-Asset Income Index is comprised of approximately 125 to 150 securities selected, based on investment and other criteria, from a universe of domestic and international companies. The universe of securities within the Index includes U.S. listed common stocks and ADRs paying dividends, real estate investment trusts, MLPs, CEFs, Canadian royalty trusts and traditional preferred stocks. Individuals cannot invest directly in an Index.

INVESTMENT RESULTS – (Unaudited) (continued)

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-855-261-0104. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

FUND HOLDINGS – (Unaudited)

The investment objective of the Meritage Growth Equity Fund is to seek growth of capital.

FUND HOLDINGS – (Unaudited) (continued)

The investment objective of the Meritage Value Equity Fund is to seek growth of capital. Income is a secondary objective.

FUND HOLDINGS – (Unaudited) (continued)

The investment objective of the Meritage Yield-Focus Equity Fund is to seek long-term growth of capital with an emphasis on high current income.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available at the SEC’s website at www.sec.gov. The Form N-Q may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUND EXPENSES – (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from September 1, 2014 to February 28, 2015.

SUMMARY OF FUND EXPENSES – (Unaudited) (continued)

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

	Beginning Account Value September 1, 2014	Ending Account Value February 28, 2015	Expenses Paid During Period*	Annualized Expense Ratio
Meritage Growth Equity Fund
Institutional Class
Actual	$1,000.00	$1,080.00	$5.16	1.00%
Hypothetical**	$1,000.00	$1,019.84	$5.01	1.00%
Investor Class
Actual	$1,000.00	$1,078.90	$6.44	1.25%
Hypothetical**	$1,000.00	$1,018.60	$6.26	1.25%
Meritage Value Equity Fund
Institutional Class
Actual	$1,000.00	$1,050.70	$5.08	1.00%
Hypothetical**	$1,000.00	$1,019.84	$5.01	1.00%
Investor Class
Actual	$1,000.00	$1,050.00	$6.35	1.25%
Hypothetical**	$1,000.00	$1,018.60	$6.26	1.25%
Meritage Yield-Focus Equity Fund
Institutional Class
Actual	$1,000.00	$987.20	$4.93	1.00%
Hypothetical**	$1,000.00	$1,019.84	$5.01	1.00%
Investor Class
Actual	$1,000.00	$985.70	$6.15	1.25%
Hypothetical**	$1,000.00	$1,018.60	$6.26	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.
**	Assumes 5% return before expenses.

MERITAGE GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2015 (Unaudited)

COMMON STOCKS – 90.37%	Shares	Fair Value
Consumer Discretionary – 16.48%
Bed Bath & Beyond, Inc. *	2,460	$183,664
Continental AG ADR	3,325	158,802
Foot Locker, Inc.	4,940	277,480
Gentex Corp.	9,860	173,733
Home Depot, Inc./The	2,875	329,906
Macy’s, Inc.	4,510	287,377
Newell Rubbermaid, Inc.	4,130	162,268
Snap-on, Inc.	905	133,243
TJX Cos., Inc./The	2,525	173,316
Walt Disney Co./The	2,825	294,026

		2,173,815

Consumer Staples – 6.69%
Colgate-Palmolive Co.	3,480	246,454
Dollar General Corp. *	2,290	166,300
Dr. Pepper Snapple Group, Inc.	4,145	326,585
Pilgrim’s Pride Corp.	5,240	143,733

		883,072

Energy – 1.00%
Schlumberger Ltd.	1,570	132,131

Financials – 6.53%
ACE Ltd.	1,840	209,778
Allstate Corp./The	4,080	288,048
Aon PLC	1,700	170,612
Everest Re Group Ltd.	1,091	193,576

		862,014

Health Care – 18.01%
Align Technology, Inc. *	2,120	121,582
Amgen, Inc.	880	138,794
Biogen Idec, Inc. *	657	269,101
Celgene Corp. *	1,220	148,267
Edwards LifeSciences Corp. *	1,460	194,209
Gilead Sciences, Inc.	1,730	179,107
Greatbatch, Inc. *	5,230	277,922
Health Net, Inc. *	2,215	127,030
Johnson & Johnson	3,790	388,513
Mallinckrodt PLC *	1,400	163,408
Shire PLC ADR	747	180,707
WuXi PharmaTech Cayman, Inc. ADR *	4,685	187,166

		2,375,806

See accompanying notes which are an integral part of these financial statements.

MERITAGE GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS – (continued)

February 28, 2015 (Unaudited)

COMMON STOCKS – 90.37% – continued	Shares	Fair Value
Industrials – 11.71%
AMETEK, Inc.	3,525	$187,319
Danaher Corp.	4,915	428,981
Deluxe Corp.	2,425	161,384
Equifax, Inc.	2,310	215,685
Huntington Ingalls Industries, Inc.	1,440	203,515
Middleby Corp./The *	1,695	180,704
Textron, Inc.	3,765	166,827

		1,544,415

Information Technology – 28.97%
Akamai Technologies, Inc. *	2,075	144,233
Apple, Inc.	5,439	698,694
Barracuda Networks, Inc. *	7,250	276,152
F5 Networks, Inc. *	1,725	203,748
Fiserv, Inc. *	3,015	235,381
Google, Inc. – Class A *	368	207,048
Lam Research Corp.	1,895	156,262
MasterCard, Inc. – Class A	3,480	313,652
NetApp, Inc.	4,030	155,760
Netscout Systems, Inc. *	7,585	305,827
NVIDIA Corp.	7,300	161,038
Omnivision Technologies, Inc. *	5,360	143,702
Oracle Corp.	5,515	241,667
PTC, Inc. *	4,135	143,298
QUALCOMM, Inc.	3,805	275,901
Western Digital Corp.	1,500	160,470

		3,822,833

Materials – 0.98%
Albemarle Corp.	2,290	129,545

TOTAL COMMON STOCKS (Cost $10,419,465)		11,923,631

Exchange-Traded Funds – 4.16%
Consumer Staples Select Sector SPDR Fund	4,935	246,799
Energy Select Sector SPDR Fund	1,910	150,928
iShares Russell 1000 Growth ETF	1,500	150,630

TOTAL EXCHANGE-TRADED FUNDS (Cost $516,715)		548,357

See accompanying notes which are an integral part of these financial statements.

MERITAGE GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS – (continued)

February 28, 2015 (Unaudited)

MONEY MARKET SECURITIES – 6.27%	Shares	Fair Value
Fidelity Institutional Money Market Treasury Portfolio – Class I, 0.01% (a)	826,926	$826,926

TOTAL MONEY MARKET SECURITIES (Cost $826,926)		826,926

TOTAL INVESTMENTS – 100.80% (Cost $11,763,106)		13,298,914

Liabilities in Excess of Other Assets – (0.80)%		(105,556)

TOTAL NET ASSETS – 100.00%		$13,193,358

*	Non-income producing security.

(a)	Rate disclosed is the seven day yield as of February 28, 2015.

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

SPDR – Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these financial statements.

MERITAGE VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2015 (Unaudited)

COMMON STOCKS – 87.13%	Shares	Fair Value
Consumer Discretionary – 11.40%
Bridgestone Corp.	8,990	$173,147
Dillard’s, Inc. – Class A	1,835	238,844
Ford Motor Co.	13,365	218,384
Gannett Co., Inc.	7,230	255,942
Magna International, Inc.	1,675	182,508
TRW Automotive Holdings Corp. *	1,845	192,323

		1,261,148

Consumer Staples – 6.12%
Archer-Daniels-Midland Co.	4,505	215,699
CVS Caremark Corp.	2,415	250,846
Sanderson Farms, Inc.	2,460	209,617

		676,162

Energy – 5.22%
Chevron Corp.	1,440	153,619
ConocoPhillips	3,270	213,204
Royal Dutch Shell PLC ADR	3,220	210,491

		577,314

Financials – 18.44%
Axis Capital Holdings Ltd.	4,520	234,272
Fidelity & Guaranty Life	4,255	87,993
Horace Mann Educators Corp.	5,575	179,682
KeyCorp	14,535	202,473
MetLife, Inc.	4,160	211,453
Prudential Financial, Inc.	2,720	219,912
Reinsurance Group of America, Inc.	2,565	229,080
Torchmark Corp.	4,807	255,973
Voya Financial, Inc.	5,715	252,546
W.R. Berkley Corp.	3,330	166,200

		2,039,584

Health Care – 17.04%
Aetna, Inc.	1,985	197,607
CIGNA Corp.	1,615	196,432
Computer Programs & Systems, Inc.	2,680	140,968
Eli Lilly & Co.	2,875	201,739
ICON PLC *	3,560	245,676
Magellan Health Services, Inc. *	3,915	250,834
Mednax, Inc. *	2,660	190,110
Teva Pharmaceutical Industries Ltd. ADR	4,075	232,357
UnitedHealth Group, Inc.	2,015	228,964

		1,884,687

See accompanying notes which are an integral part of these financial statements.

MERITAGE VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS – (continued)

February 28, 2015 (Unaudited)

COMMON STOCKS – 87.13%	Shares	Fair Value
Industrials – 10.23%
Huron Consulting Group, Inc. *	1,935	$128,968
Keysight Technologies, Inc. *	4,660	174,936
Moog, Inc. – Class A *	2,930	221,098
Northrop Grumman Corp.	2,205	365,391
Raytheon Co.	2,215	240,926

		1,131,319

Information Technology – 14.37%
Arrow Electronics, Inc. *	2,645	163,884
Check Point Software Technologies Ltd. *	2,395	199,959
Cognizant Technology Solutions Corp. – Class A *	3,125	195,266
Engility Holdings, Inc.	2,540	91,694
Hewlett-Packard Co.	4,860	169,322
Mentor Graphics Corp.	7,420	174,073
Skyworks Solutions, Inc.	2,830	248,332
Synopsys, Inc. *	4,880	226,481
WNS Holdings Ltd. ADR *	4,930	120,637

		1,589,648

Telecommunication Services – 2.30%
Deutsche Telekom AG ADR	13,690	254,497

Utilities – 2.01%
Entergy Corp.	2,795	222,230

TOTAL COMMON STOCKS (Cost $8,410,307)		9,636,589

Exchange-Traded Funds – 8.99%
iShares Global Telecom ETF	2,525	161,095
Utilities Select Sector SPDR Fund	11,180	505,671
Vanguard Consumer Staples ETF	2,540	326,898

TOTAL EXCHANGE-TRADED FUNDS (Cost $918,931)		993,664

MONEY MARKET SECURITIES – 3.34%
Fidelity Institutional Money Market Treasury Portfolio – Class I, 0.01% (a)	369,781	369,781

TOTAL MONEY MARKET SECURITIES (Cost $369,781)		369,781

TOTAL INVESTMENTS – 99.46% (Cost $9,699,019)		11,000,034

Other Assets in Excess of Liabilities – 0.54%		59,475

TOTAL NET ASSETS – 100.00%		$11,059,509

*	Non-income producing security.

(a)	Rate disclosed is the seven day yield as of February 28, 2015.

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

SPDR – Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of these financial statements.

MERITAGE YIELD-FOCUS EQUITY FUND

SCHEDULE OF INVESTMENTS

February 28, 2015 (Unaudited)

COMMON STOCKS – 92.81%	Shares	Fair Value
Consumer Discretionary – 3.99%
Buckle, Inc./The	14,415	$725,075
Garmin Ltd.	16,910	839,243
Superior Industries International, Inc.	23,470	455,787

		2,020,105

Consumer Staples – 12.22%
Altria Group, Inc.	30,535	1,718,815
Lorillard, Inc.	18,955	1,296,901
Philip Morris International, Inc.	11,265	934,544
Reynolds American, Inc.	22,105	1,671,580
Universal Corp.	11,735	562,224

		6,184,064

Energy – 8.79%
BP PLC ADR	24,340	1,008,650
Energy Transfer Partners LP (a)	11,265	670,042
Eni SpA ADR	28,380	1,057,723
Targa Resources Partners LP (a)	22,030	965,355
Williams Partners LP (a)	14,627	748,025

		4,449,795

Financials – 20.31%
AllianceBernstein Holding LP	28,880	827,123
Ares Capital Corp. (b)	48,680	842,164
Australia & New Zealand Banking Group Ltd. ADR	35,680	984,768
Banco Latinoamericano de Comercio Exterior SA	27,150	853,867
BGC Partners, Inc.	104,495	948,815
Canadian Imperial Bank of Commerce	8,535	652,928
KKR & Co. LP (a)	53,473	1,221,858
National Australia Bank Ltd. ADR	68,210	1,012,578
Old Republic International Corp.	48,965	742,309
Power Financial Corp.	20,400	608,736
Waddell & Reed Financial, Inc. – Class A	11,550	571,263
Zurich Insurance Group AG ADR	31,560	1,008,973

		10,275,382

Health Care – 9.35%
AstraZeneca PLC ADR	14,495	998,705
Eli Lilly & Co.	9,950	698,192
GlaxoSmithKline PLC ADR	23,890	1,132,864
Pfizer, Inc.	31,350	1,075,932
Quality Systems, Inc.	47,575	826,853

		4,732,546

See accompanying notes which are an integral part of these financial statements.

MERITAGE YIELD-FOCUS EQUITY FUND

SCHEDULE OF INVESTMENTS – (continued)

February 28, 2015 (Unaudited)

COMMON STOCKS – 92.81% – continued	Shares	Fair Value
Industrials – 3.28%
Ennis, Inc.	37,150	$518,243
Lockheed Martin Corp.	5,695	1,139,285

		1,657,528

Information Technology – 4.02%
Electro Rent Corp.	24,315	314,150
Intersil Corp. – Class A	55,795	869,844
STMicroelectronics NV	95,780	851,484

		2,035,478

Real Estate Investment Trusts – 9.53%
American Realty Capital Properties, Inc.	112,765	1,106,225
Campus Crest Communities, Inc.	65,795	512,543
EPR Properties	9,005	549,395
Lexington Realty Trust	99,640	1,079,101
Medical Properties Trust, Inc.	59,575	901,965
Outfront Media, Inc.	22,370	669,982

		4,819,211

Telecommunication Services – 13.13%
AT&T, Inc.	23,000	794,880
BCE, Inc. ADR	18,905	828,228
CenturyLink, Inc.	22,525	852,796
Rogers Communications, Inc.	25,940	918,017
Spark New Zealand Ltd. ADR	56,975	701,932
Telefonica Brasil SA ADR	44,475	824,567
Telstra Corp. Ltd. ADR	33,345	828,957
Verizon Communications, Inc.	18,062	893,166

		6,642,543

Utilities – 8.19%
Entergy Corp.	10,265	816,170
PPL Corp.	27,880	950,708
Public Service Enterprise Group, Inc.	20,375	856,972
Westar Energy, Inc.	20,320	789,432
Woodside Petroleum Ltd. ADR	26,570	731,313

		4,144,595

TOTAL COMMON STOCKS (Cost $45,347,474)		46,961,247

PREFERRED STOCKS – 4.61%
Materials – 1.41%
Alcoa, Inc., Series 1, 5.375%	14,705	711,722

Real Estate Investment Trusts – 1.77%
Weyerhaeuser Co., Series A, 6.375%	15,385	897,561

See accompanying notes which are an integral part of these financial statements.

MERITAGE YIELD-FOCUS EQUITY FUND

SCHEDULE OF INVESTMENTS – (continued)

February 28, 2015 (Unaudited)

PREFERRED STOCKS – 4.61% – continued	Shares	Fair Value
Utilities – 1.43%
Exelon Corp., 6.500%	14,570	$722,672

TOTAL PREFERRED STOCKS (Cost $2,341,445)		2,331,955

MONEY MARKET SECURITIES – 2.28%
Fidelity Institutional Money Market Treasury Portfolio – Class I, 0.01% (c)	1,151,542	1,151,542

TOTAL MONEY MARKET SECURITIES (Cost $1,151,542)		1,151,542

TOTAL INVESTMENTS – 99.70% (Cost $48,840,461)		50,444,744

Other Assets in Excess of Liabilities – 0.30%		152,961

TOTAL NET ASSETS – 100.00%		$50,597,705

(a)	Master Limited Partnership.

(b)	Business Development Company.

(c)	Rate disclosed is the seven day yield as of February 28, 2015.

ADR – American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

MERITAGE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

February 28, 2015

(Unaudited)

	Meritage Growth Equity Fund	Meritage Value Equity Fund	Meritage Yield- Focus Equity Fund
Assets
Investments in securities at value (cost $11,763,106, $9,699,019 and $48,840,461)	$13,298,914	$11,000,034	$50,444,744
Cash	–	–	4,975
Receivable for fund shares sold	60,250	22,000	–
Dividends receivable	8,414	49,946	247,080
Tax reclaims receivable	703	–	2,442
Prepaid expenses	15,959	13,584	49,029

Total Assets	13,384,240	11,085,564	50,748,270

Liabilities
Payable for fund shares redeemed	–	–	96,134
Payable for investments purchased	163,564	–	–
Payable to Adviser	1,532	1,050	17,521
Accrued 12b-1 fees – Investor class	32	2	3,691
Payable to administrator, fund accountant, and transfer agent	7,468	7,123	9,020
Payable to custodian	2,528	2,207	3,568
Payable to auditor	12,593	12,593	12,593
Other accrued expenses	3,165	3,080	8,038

Total Liabilities	190,882	26,055	150,565

Net Assets	$13,193,358	$11,059,509	$50,597,705

Net Assets consist of:
Paid-in capital	$11,523,432	$9,840,190	$49,703,721
Accumulated undistributed net investment income (loss)	(6,356)	69,360	319,122
Accumulated undistributed net realized gain (loss) from investment transactions	140,474	(151,056)	(1,029,421)
Net unrealized appreciation on investments and option contracts	1,535,808	1,301,015	1,604,283

Net Assets	$13,193,358	$11,059,509	$50,597,705

Net Assets: Institutional Class	$13,020,662	$11,050,184	$30,621,176

Shares outstanding (unlimited number of shares authorized, no par value)	1,113,251	964,723	2,812,450

Net asset value,offering and redemption price per share	$11.70	$11.45	$10.89

Net Assets: Investor Class	$172,696	$9,325	$19,976,529

Shares outstanding (unlimited number of shares authorized, no par value)	14,812	816	1,839,464

Net asset value,offering and redemption price per share	$11.66	$11.43	$10.86

See accompanying notes which are an integral part of these financial statements.

MERITAGE FUNDS

STATEMENTS OF OPERATIONS

For the six months ended February 28, 2015

(Unaudited)

	Meritage Growth Equity Fund	Meritage Value Equity Fund	Meritage Yield- Focus Equity Fund
Investment Income
Dividend income (net of foreign taxes withheld of $–, $940 and $29,111)	$52,090	$120,696	$919,804

Total investment income	52,090	120,696	919,804

Expenses
Investment Adviser fee	43,439	38,484	144,264
12b-1 fee – Investor class	198	11	12,931
Administration expenses	12,147	10,713	32,407
Fund accounting expenses	8,011	7,072	21,354
Transfer agent expenses	8,378	7,313	23,196
Legal expenses	3,728	3,292	10,040
Registration expenses	4,694	1,180	4,568
Custodian expenses	3,152	3,123	6,532
Audit expenses	8,649	8,649	8,649
Trustee expenses	939	819	2,965
Pricing expenses	1,450	1,437	1,566
Report printing expense	1,765	1,479	7,122
Offering expense	2,867	2,927	3,102
24f-2 expense	560	480	1,568
Miscellaneous expenses	2,902	2,864	3,818

Total expenses	102,879	89,843	284,082
Fees waived and expenses reimbursed by Adviser	(44,739)	(38,507)	(78,815)

Net operating expenses	58,140	51,336	205,267

Net investment income (loss)	(6,050)	69,360	714,537

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	146,918	(146,954)	(1,025,249)
Net realized gain on foreign currency transactions	–	–	1,589
Net change in unrealized appreciation of investment securities	813,199	635,642	360,038

Net realized and unrealized gain (loss) on investments	960,117	488,688	(663,622)

Net increase in net assets resulting from operations	$954,067	$558,048	$50,915

See accompanying notes which are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Meritage Growth Equity Fund
	For the Six Months Ended February 28, 2015 (Unaudited)	For the Period Ended August 31, 2014 (a)
Increase in Net Assets due to:
Operations
Net investment income (loss)	$(6,050)	$9,663
Net realized gain (loss) on investment securities transactions	146,918	113,048
Net change in unrealized appreciation of investment securities	813,199	722,609

Net increase in net assets resulting from operations	954,067	845,320

Distributions
From net investment income – Institutional Class	(9,879)	–
From net investment income – Investor Class	(90)	–
From net realized gains – Institutional Class	(117,832)	–
From net realized gains – Investor Class	(1,660)	–

Total distributions	(129,461)	–

Capital Transactions – Institutional Class
Proceeds from shares sold	1,997,772	10,257,514
Reinvestment of distributions	127,710	–
Amount paid for shares redeemed	(560,261)	(455,731)

Total Institutional Class	1,565,221	9,801,783

Capital Transactions – Investor Class
Proceeds from shares sold	25,000	147,660
Reinvestment of distributions	919	–
Amount paid for shares redeemed	–	(17,151)

Total Investor Class	25,919	130,509

Net increase in net assets resulting from capital transactions	1,591,140	9,932,292

Total Increase in Net Assets	2,415,746	10,777,612

Net Assets
Beginning of period	10,777,612	–

End of period	$13,193,358	$10,777,612

Accumulated undistributed net investment income (loss) included in net assets at end of period	$(6,356)	$9,663

Share Transactions – Institutional Class
Shares sold	180,385	1,016,399
Shares issued in reinvestment of distributions	11,213	–
Shares redeemed	(50,460)	(44,286)

Total Institutional Class	141,138	972,113

Share Transactions – Investor Class
Shares sold	2,302	14,083
Shares issued in reinvestment of distributions	81	–
Shares redeemed	–	(1,654)

Total Investor Class	2,383	12,429

Net increase in shares outstanding	143,521	984,542

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.

See accompanying notes which are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Meritage Value Equity Fund
	For the Six Months Ended February 28, 2015 (Unaudited)	For the Period Ended August 31, 2014 (a)
Increase in Net Assets due to:
Operations
Net investment income (loss)	$69,360	$34,383
Net realized gain (loss) on investment securities transactions	(146,954)	62,115 (b)
Net change in unrealized appreciation of investment securities	635,642	665,373

Net increase in net assets resulting from operations	558,048	761,871

Distributions
From net investment income – Institutional Class	(34,360)	–
From net investment income – Investor Class	(23)	–
From net realized gains – Institutional Class	(66,161)	–
From net realized gains – Investor Class	(56)	–

Total distributions	(100,600)	–

Capital Transactions – Institutional Class
Proceeds from shares sold	1,475,774	9,145,370
Reinvestment of distributions	100,521	–
Amount paid for shares redeemed	(656,687)	(233,367)

Total Institutional Class	919,608	8,912,003

Capital Transactions – Investor Class
Proceeds from shares sold	–	8,500
Reinvestment of distributions	79	–
Amount paid for shares redeemed	–	–

Total Investor Class	79	8,500

Net increase in net assets resulting from capital transactions	919,687	8,920,503

Total Increase in Net Assets	1,377,135	9,682,374

Net Assets
Beginning of period	9,682,374	–

End of period	$11,059,509	$9,682,374

Accumulated undistributed net investment income (loss) included in net assets at end of period	$69,360	$34,383

Share Transactions – Institutional Class
Shares sold	136,038	901,873
Shares issued in reinvestment of distributions	8,903	–
Shares redeemed	(59,816)	(22,275)

Total Institutional Class	85,125	879,598

Share Transactions – Investor Class
Shares sold	–	809
Shares issued in reinvestment of distributions	7	–
Shares redeemed	–	–

Total Investor Class	7	809

Net increase in shares outstanding	85,132	880,407

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.
(b)	Includes gain of $2,660 due to an investment transaction with an affiliate. See Note 5 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Meritage Yield-Focus Equity Fund
	For the Six Months Ended February 28, 2015 (Unaudited)	For the Period Ended August 31, 2014 (a)
Increase in Net Assets due to:
Operations
Net investment income (loss)	$714,537	$241,306
Net realized gain (loss) on investment securities transactions	(1,023,660)	93,307
Net change in unrealized appreciation of investment securities	360,038	1,244,245

Net increase in net assets resulting from operations	50,915	1,578,858

Distributions
From net investment income – Institutional Class	(516,891)	–
From net investment income – Investor Class	(118,784)	–
From net realized gains – Institutional Class	(67,297)	–
From net realized gains – Investor Class	(32,817)	–

Total distributions	(735,789)	–

Capital Transactions – Institutional Class
Proceeds from shares sold	7,410,514	25,639,887
Reinvestment of distributions	477,004	–
Amount paid for shares redeemed	(2,843,018)	(764,516)

Total Institutional Class	5,044,500	24,875,371

Capital Transactions – Investor Class
Proceeds from shares sold	17,989,157	2,690,658
Reinvestment of distributions	133,075	–
Amount paid for shares redeemed	(947,053)	(81,987)

Total Investor Class	17,175,179	2,608,671

Net increase in net assets resulting from capital transactions	22,219,679	27,484,042

Total Increase in Net Assets	21,534,805	29,062,900

Net Assets
Beginning of period	29,062,900	–

End of period	$50,597,705	$29,062,900

Accumulated undistributed net investment income (loss) included in net assets at end of period	$319,122	$240,260

Share Transactions – Institutional Class
Shares sold	689,607	2,416,290
Shares issued in reinvestment of distributions	44,724	–
Shares redeemed	(267,724)	(70,447)

Total Institutional Class	466,607	2,345,843

Share Transactions – Investor Class
Shares sold	1,681,810	240,941
Shares issued in reinvestment of distributions	12,504	–
Shares redeemed	(88,375)	(7,416)

Total Investor Class	1,605,939	233,525

Net increase in shares outstanding	2,072,546	2,579,368

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.

See accompanying notes which are an integral part of these financial statements.

MERITAGE GROWTH EQUITY FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Period Ended August 31, 2014 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.95	$10.00

Income from investment operations:
Net investment income (loss)	(0.01)	0.01
Net realized and unrealized gain on investments	0.88	0.94

Total from investment operations	0.87	0.95

Less distributions to shareholders:
From net investment income	(0.01)	–
From net realized gains	(0.11)	–

Total distributions	(0.12)	–

Net asset value, end of period	$11.70	$10.95

Total Return (b) (c)	8.00%	9.50%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$13,021	$10,642
Ratio of net expenses to average net assets (d)	1.00%	1.00%
Ratio of expenses to average net assets before waiver and reimbursement (d)	1.77%	3.49%
Ratio of net investment income to average net assets (d)	(0.10)%	0.22%
Portfolio turnover rate (c)	40%	94%

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

MERITAGE GROWTH EQUITY FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Period Ended August 31, 2014 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.92	$10.00

Income from investment operations:
Net investment income (loss)	(0.02)	– (b)
Net realized and unrealized gain on investments	0.88	0.92

Total from investment operations	0.86	0.92

Less distributions to shareholders:
From net investment income	(0.01)	–
From net realized gains	(0.11)	–

Total distributions	(0.12)	–

Net asset value, end of period	$11.66	$10.92

Total Return (c) (d)	7.89%	9.20%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$173	$136
Ratio of net expenses to average net assets (e)	1.25%	1.25%
Ratio of expenses to average net assets before waiver and reimbursement (e)	2.02%	3.32%
Ratio of net investment income to average net assets (e)	(0.35)%	0.01%
Portfolio turnover rate (d)	40%	94%

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.
(b)	Amount is less than $0.01.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

MERITAGE VALUE EQUITY FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Period Ended August 31, 2014 (a)
Selected Per Share Data:
Net asset value, beginning of period	$11.00	$10.00

Income from investment operations:
Net investment income	0.07	0.04
Net realized and unrealized gain on investments	0.49	0.96

Total from investment operations	0.56	1.00

Less distributions to shareholders:
From net investment income	(0.04)	–
From net realized gains	(0.07)	–

Total distributions	(0.11)	–

Net asset value, end of period	$11.45	$11.00

Total Return (b) (c)	5.07%	10.00%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$11,050	$9,673
Ratio of net expenses to average net assets (d)	1.00%	1.00%
Ratio of expenses to average net assets before waiver and reimbursement (d)	1.75%	3.58%
Ratio of net investment income to average net assets (d)	1.35%	0.86%
Portfolio turnover rate (c)	25%	50%

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

MERITAGE VALUE EQUITY FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Period Ended August 31, 2014 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.98	$10.00

Income from investment operations:
Net investment income	0.06	0.02
Net realized and unrealized gain on investments	0.49	0.96

Total from investment operations	0.55	0.98

Less distributions to shareholders:
From net investment income	(0.03)	–
From net realized gains	(0.07)	–

Total distributions	(0.10)	–

Net asset value, end of period	$11.43	$10.98

Total Return (b) (c)	5.00%	9.80%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$9	$9
Ratio of net expenses to average net assets (d)	1.25%	1.25%
Ratio of expenses to average net assets before waiver and reimbursement (d)	2.00%	9.87%
Ratio of net investment income to average net assets (d)	1.10%	0.64%
Portfolio turnover rate (c)	25%	50%

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

MERITAGE YIELD-FOCUS EQUITY FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Period Ended August 31, 2014 (a)
Selected Per Share Data:
Net asset value, beginning of period	$11.27	$10.00

Income from investment operations:
Net investment income	0.20	0.10
Net realized and unrealized gain (loss) on investments	(0.35)	1.17

Total from investment operations	(0.15)	1.27

Less distributions to shareholders:
From net investment income	(0.20)	–
From net realized gains	(0.03)	–

Total distributions	(0.23)	–

Net asset value, end of period	$10.89	$11.27

Total Return (b) (c)	-1.28%	12.70%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$30,621	$26,436
Ratio of net expenses to average net assets (d)	1.00%	1.00%
Ratio of expenses to average net assets before waiver and reimbursement (d)	1.43%	2.62%
Ratio of net investment income to average net assets (d)	3.80%	2.70%
Portfolio turnover rate (c)	30%	63%

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

MERITAGE YIELD-FOCUS EQUITY FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

(For a share outstanding during the period)

	For the Six Months Ended February 28, 2015 (Unaudited)	For the Period Ended August 31, 2014 (a)
Selected Per Share Data:
Net asset value, beginning of period	$11.25	$10.00

Income from investment operations:
Net investment income	0.15	0.01
Net realized and unrealized gain (loss) on investments	(0.31)	1.24

Total from investment operations	(0.16)	1.25

Less distributions to shareholders:
From net investment income	(0.20)	–
From net realized gains	(0.03)	–

Total distributions	(0.23)	–

Net asset value, end of period	$10.86	$11.25

Total Return (b) (c)	-1.43%	12.50%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$19,977	$2,627
Ratio of net expenses to average net assets (d)	1.25%	1.25%
Ratio of expenses to average net assets before waiver and reimbursement (d)	1.61%	2.46%
Ratio of net investment income to average net assets (d)	3.48%	2.26%
Portfolio turnover rate (c)	30%	63%

(a)	For the period December 23, 2013 (commencement of operations) to August 31, 2014.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

MERITAGE FUNDS

NOTES TO THE FINANCIAL STATEMENTS

February 28, 2015 (Unaudited)

NOTE 1. ORGANIZATION

The Meritage Growth Equity Fund (the “Growth Equity Fund”), the Meritage Value Equity Fund (the “Value Equity Fund”), the Meritage Yield-Focus Equity Fund (the “Yield-Focus Equity Fund”) (each a “Fund” and, collectively the “Funds”) were organized as a diversified series of the Capitol Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds each offer two share classes, Institutional Class Shares and Investor Class Shares. The Funds commenced operations on December 23, 2013. The Funds’ investment adviser is Meritage Portfolio Management, Inc. (the “Adviser”). The investment objective of the Growth Equity Fund is to seek growth of capital. The investment objective of the Value Equity Fund is to seek growth of capital. Income is a secondary objective for the Value Equity Fund. The investment objective of the Yield-Focus Equity Fund is to seek long-term growth of capital with an emphasis on high current income.

Each Fund’s prospectus provides a description of the investment objective, policies and strategies, along with information on the classes of shares currently being offered.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund intends to continue to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the period ended February 28, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are

MERITAGE FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2015 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effects on net assets, results of operations or net asset values per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

MERITAGE FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2015 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, each Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

MERITAGE FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2015 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2015:

	Valuation Inputs
Growth Equity Fund	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks *	$11,923,631	$–	$–	$11,923,631
Exchange-Traded Funds	548,357	–	–	548,357
Money Market Securities	826,926	–	–	826,926
Total	$13,298,914	$–	$–	$13,298,914
Value Equity Fund
Common Stocks *	$9,636,589	$–	$–	$9,636,589
Exchange-Traded Funds	993,664	–	–	993,664
Money Market Securities	369,781	–	–	369,781
Total	$11,000,034	$–	$–	$11,000,034
Yield-Focus Equity Fund
Common Stocks *	$46,961,247	$–	$–	$46,961,247
Preferred Stocks*	2,331,955	–	–	2,331,955
Money Market Securities	1,151,542	–	–	1,151,542
Total	$50,444,744	$–	$–	$50,444,744

*	Refer to Schedule of Investments for Industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the period ended February 28, 2015.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Funds (the “Agreement”), the Adviser manages each Fund’s investments subject to oversight of the Board. As compensation for its management services each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.75% of the average daily net assets of each Fund. For the period ended February 28, 2015, the Adviser earned fees of $43,439 from the Growth Equity Fund, $38,484 from the Value Equity Fund and $144,264 from the Yield-Focus Equity Fund before the reimbursements described below.

MERITAGE FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2015 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of each Fund until December 31, 2015, so that total annual fund operating expenses do not exceed 1.00%. This operating expense limitation does not apply to borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, brokerage fees and commissions, and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (“Excluded Expenses”). This limitation also excludes any “acquired fund fees and expenses” as that term is described in each Fund’s prospectus.

The waiver and/or reimbursement by the Adviser with respect to the Funds are subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations that were in effect at the time of the waiver or reimbursement.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

	Amount Waived or Reimbursed	Expires August 31,
Growth Equity Fund	$109,316	2017
	44,739	2018
Value Equity Fund	103,749	2017
	38,507	2018
Yield-Focus Equity Fund	144,170	2017
	78,815	2018

The Trust retains Huntington Asset Services, Inc. (“HASI”) to supply non-investment related administrative and compliance services for each Fund. For the period ended February 28, 2015, HASI earned fees of $12,147 for the Growth Equity Fund, $10,713 for the Value Equity Fund and $32,407 for the Yield-Focus Equity Fund. At February 28, 2015, HASI was owed $2,981 for the Growth Equity Fund, $2,816 for the Value Equity Fund and $3,595 for the Yield-Focus Equity Fund for administrative services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the period ended February 28, 2015, HASI earned fees of $8,378 for the Growth Equity Fund, $7,313 for the Value Equity Fund and $23,196 for the Yield-Focus Equity Fund for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services. At February 28, 2015, HASI was owed $2,419 for the Growth Equity Fund, $2,334 for the Value Equity Fund and $2,779 for the Yield-Focus Equity Fund for transfer agent services and out-of-pocket expenses. For the period ended February 28, 2015, HASI earned fees of $8,011 for the Growth Equity Fund, $7,072 for the Value Equity Fund and $21,354 for the Yield-Focus Equity Fund for fund accounting services. At February 28, 2015, HASI was owed $2,068 for the Growth Equity Fund, $1,973 Value Equity Fund and $2,646 for the Yield-Focus Equity Fund for fund accounting services.

Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”).

MERITAGE FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2015 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of each Fund’s Investor Shares in connection with the promotion and distribution of Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Funds may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Trustees believe that the Plan will significantly enhance the Trust’s ability to expand distribution of Investor Shares of each Fund. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

Unified Financial Securities, Inc. (“Unified”) acts as the principal distributor of the Funds’ shares. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended February 28, 2015, purchases and sales of investment securities, excluding short-term securities were as follows:

Fund	Purchases	Sales
Growth Equity Fund	$6,453,200	$4,481,777
Value Equity Fund	3,157,771	2,482,685
Yield-Focus Equity Fund	34,479,141	11,324,663

During the period ended August 31, 2014, the Adviser of the Value Equity Fund purchased shares of Huntington Bancshares, Inc. (“HBAN”), of which Huntington National Bank, Inc. is a subsidiary. Due to the affiliation of Huntington National Bank, Inc. as the parent company of Unified Financial Securities, Inc. (the Fund’s Distributor), the Fund is not permitted to invest in HBAN. Upon notification of this error, the Adviser closed the Fund’s position in HBAN, resulting in a gain of $2,660. As the transaction resulted in a gain, no further action was necessary.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At February 28, 2015, National Financial Services LLC (“NFS”) and Charles Schwab & Co. Inc. (“Schwab”) owned, as record

MERITAGE FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2015 (Unaudited)

NOTE 7. BENEFICIAL OWNERSHIP – continued

shareholder, 56.03% and 42.26%, respectively, of the outstanding shares of the Growth Equity Fund. At February 28, 2015, NFS and Schwab owned, as record shareholder, 61.31% and 37.07%, respectively, of the outstanding shares of the Value Equity Fund. At February 28, 2015, NFS and TD Ameritrade owned, as record shareholder, 35.98% and 26.81%, respectively, of the outstanding shares of the Yield-Focus Equity Fund. It is not known whether NFS, Schwab or TD Ameritrade or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds.

NOTE 8. FEDERAL TAX INFORMATION

At August 31, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth Equity Fund	$9,705,239	$769,089	$(52,923)	$716,166
Value Equity Fund	9,333,018	734,822	(73,550)	661,272
Yield-Focus Equity Fund	26,588,733	1,456,584	(214,072)	1,242,512

At August 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings
Growth Equity Fund	$129,154	$–	$716,166	$845,320
Value Equity Fund	100,599	–	661,272	761,871
Yield-Focus Equity Fund	333,039	307	1,242,512	1,578,858

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of wash losses.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

On September 30, 2014, the following Fund paid distributions to shareholders of record on September 29, 2014.

Fund	Distribution Type	Per Share
Yield-Focus Equity Fund – Institutional Class	Ordinary Income	$0.1330
Yield-Focus Equity Fund – Investor Class	Ordinary Income	0.1296

MERITAGE FUNDS

NOTES TO THE FINANCIAL STATEMENTS – (continued)

February 28, 2015 (Unaudited)

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS – continued

On December 26, 2014, the following Funds paid distributions to shareholders of record on December 24, 2014.

Fund	Distribution Type	Per Share
Growth Equity Fund – Institutional Class	Ordinary Income	$0.0094
	Short-term capital gain	0.1127
Growth Equity Fund – Investor Class	Ordinary Income	0.0061
	Short-term capital gain	0.1127
Value Equity Fund – Institutional Class	Ordinary Income	0.0362
	Short-term capital gain	0.0696
Value Equity Fund – Investor Class	Ordinary Income	0.0280
	Short-term capital gain	0.0696
Yield-Focus Equity Fund – Institutional Class	Ordinary Income	0.0718
	Short-term capital gain	0.0254
	Long-term capital gain	0.0001
Yield-Focus Equity Fund – Investor Class	Ordinary Income	0.0683
	Short-term capital gain	0.0254
	Long-term capital gain	0.0001

NOTE 10. COMMITMENTS AND CONTINGENCIES

The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

NOTE 11. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since February 28, 2015 through the date the financial statements were issued, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

CAPITOL SERIES TRUST

Privacy Policy

(Unaudited)

Capitol Series Trust (the “Trust”) on behalf of each of its series (each a “Fund,” collectively the “Funds”) adopts the following privacy policy in order to safeguard the personal information of its consumers and customers that are individuals in accordance with Securities and Exchange Commission Regulation S-P,17 CFR 284.30.

We collect only relevant information about a Fund’s shareholders that the law allows or requires us to have in order to conduct our business and properly service you. We collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Trust does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, to respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to a Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with a Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. We limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to a Fund. All shareholder records will be disposed of in accordance with applicable law.

The Trust maintains physical, electronic and procedural safeguards to protect Personal Information and requires its third parties service provides with access to such information to treat the Personal Information with the same high degree of confidentiality.

In the event that a shareholder holds shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of the shareholders’ financial intermediary would govern how their non-public personal information would be shared with unaffiliated third parties.

OTHER INFORMATION – (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (855) 261-0104 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING – (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (855) 261-0104 and (2) from Funds documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Walter B. Grimm

Mary M. Morrow

OFFICERS

Matthew	J. Miller, Chief Executive Officer and President
John	C. Swhear, Chief Compliance Officer, AML Officer and Vice President
Stacey	Havens, Vice President
Zachary	P. Richmond, Treasurer and Chief Financial Officer
Jay	S. Fitton, Secretary

INVESTMENT ADVISER

Meritage Portfolio Management, Inc.

7500 College Boulevard, Suite 1212

Overland Park, KS 66210

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

191 West Nationwide Boulevard, Suite 500

Columbus, OH 43215

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	4/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	4/29/15

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	4/29/15